Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables			Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430			54.7 months

	Dollar Amount	Note Interest Rate			Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%	%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%	%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.50385%	%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%	%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%	%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%	%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%	%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$931,574.29

Principal:
Principal Collections	$14,334,639.09
Prepayments in Full	$5,500,914.78
Liquidation Proceeds	$258,389.39
Recoveries	$44,484.21
Sub Total	$20,138,427.47
Collections	$21,070,001.76

Purchase Amounts:
Purchase Amounts Related to Principal	$194,191.18
Purchase Amounts Related to Interest	$1,031.18
Sub Total	$195,222.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$21,265,224.12

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$21,265,224.12
Servicing Fee	$229,224.48	$229,224.48	$0.00	$0.00	$21,035,999.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$21,035,999.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$21,035,999.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$21,035,999.64
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$21,035,999.64
Interest - Class A-4 Notes	$557,845.23	$557,845.23	$0.00	$0.00	$20,478,154.41
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,478,154.41
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$20,279,595.16
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,279,595.16
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$20,142,265.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,142,265.66
Regular Principal Payment	$19,150,096.50	$19,150,096.50	$0.00	$0.00	$992,169.16
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$992,169.16
Residual Released to Depositor	$0.00	$992,169.16	$0.00	$0.00	$0.00
Total		$21,265,224.12

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,150,096.50
Total					$19,150,096.50

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$19,150,096.50	$121.84	$557,845.23	$3.55	$19,707,941.73	$125.39
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$19,150,096.50	$12.13	$893,733.98	$0.57	$20,043,830.48	$12.70

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$145,841,891.44	0.9278655	$126,691,794.94	0.8060300
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$224,781,891.44	0.1423625	$205,631,794.94	0.1302341

Pool Information
Weighted Average APR	3.881% %	3.911% %
Weighted Average Remaining Term	24.77	24.14
Number of Receivables Outstanding	19,377	18,620
Pool Balance	$275,069,379.48	$254,295,480.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$256,360,843.37	$237,210,746.87
Pool Factor	0.1576055	0.1457028

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$17,084,733.55
Targeted Overcollateralization Amount	$48,663,685.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,663,685.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$485,764.62
(Recoveries)		90	$44,484.21
Net Loss for Current Collection Period			$441,280.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.9251%	%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9618%	%
Second Prior Collection Period			0.2718%	%
Prior Collection Period			0.5380%	%
Current Collection Period			2.0006%	%
Four Month Average (Current and Prior Three Collection Periods)			0.9431%	%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,869	$14,980,816.61
(Cumulative Recoveries)			$2,929,551.51
Cumulative Net Loss for All Collection Periods			$12,051,265.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6905%	%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,221.62
Average Net Loss for Receivables that have experienced a Realized Loss			$4,200.51

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.56% %	290	$6,520,515.91
61-90 Days Delinquent	0.33% %	39	$830,927.39
91-120 Days Delinquent	0.12% %	10	$298,326.47
Over 120 Days Delinquent	0.31% %	30	$791,902.22
Total Delinquent Receivables	3.32% %	369	$8,441,671.99

Repossession Inventory:
Repossessed in the Current Collection Period		12	$265,320.42
Total Repossessed Inventory		23	$524,316.16

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3805%	%
Prior Collection Period			0.4232%	%
Current Collection Period			0.4243%	%
Three Month Average			0.4093%	%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7555%	%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	December 2025
Payment Date	1/15/2026
Transaction Month	40

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	101	$2,314,320.44
2 Months Extended	136	$3,394,715.40
3+ Months Extended	33	$776,148.20

Total Receivables Extended	270	$6,485,184.04
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer